Concentration of Risk (Tables)	12 Months Ended
Dec. 31, 2025
Concentration of Risk [Abstract]
Schedule of Concentration of Customers

Concentration of customers consist of the following:

	Year Ended		Year Ended		Year Ended
	December 31, 2025		December 31, 2024		December 31, 2023
	Revenues	Receivables	Revenues	Receivables	Revenues	Receivables
Customer A	26.84%	33.60%	22.23%	13.11%	52.41%	-%
Customer B	48.75%	66.40%	56.37%	86.96%	21.42%	32.65%
Customer C	24.39%	-%	17.43%	-%	-%	62.31%

Concentration of suppliers consist of the following:

	Year Ended		Year Ended		Year Ended
	December 31, 2025		December 31, 2024		December 31, 2023
	Purchases	Payables	Purchases	Payables	Purchases	Payables
Supplier A	38.94%	31.44%	45.68%	48.21%	59.56%	-%
Supplier B	-%	-%	-%	-%	13.83%	-%
Supplier C	13.26%	-%	12.57%	10.55%	11.61%	-%
Supplier D	-%	-%	-%	-%	-%	42.65%
Supplier E	-%	-%	-%	-%	-%	57.35%
Supplier F	-%	-%	10.68%	10.47%	-%	-%
Supplier G	10.59%	13.03%	10.48%	-%	-%	-%
Supplier H	-%	24.17%	-%	17.22%	-%	-%
Supplier I	12.28%	-%	-%	-%	-%	-%
Supplier J	-%	10.20%	-%	-%	-%	-%